Subsequent Events		9 Months Ended		12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
15. Subsequent Events
SPAC Transaction
On June 17, 2021, the Company entered into a business combination agreement to merge with Leo and certain other affiliated entities through a series of transactions (the “Business Combination”). The Business Combination is subject to approval by the stockholders of Leo and the Company and other customary closing conditions. The Business Combination is anticipated to be accounted for as a reverse capitalization in accordance with GAAP. In connection with the Business Combination, a subscription agreement was entered into between Leo and various investors for proceeds of $125,000 thousand (the “PIPE Investment”). The PIPE Investment is conditioned upon the closing of the Business Combination. The proceeds of the PIPE Investment, together with the amounts remaining in Leo’s trust account following the closing of the Business Combination, will be retained by the post-combination business.
On November 4, 2021, Leo entered into subscription agreements with certain additional investors (the “PIPE Investors”) on substantially similar terms as the initial subscription agreements, pursuant to which the additional PIPE Investors agreed to purchase, and Leo agreed to issue and sell to the additional PIPE Investors, an aggregate of 2,500,000 shares of New Local Bounti Common Stock. The purchase price for the additional shares will be $10.00 per share, for a maximum aggregate purchase price of $25,000 thousand (the “Additional PIPE Investment”). The Additional PIPE Investment will close concurrently with the initial PIPE Investment. The PIPE Investment combined with the Additional PIPE Investment will total an aggregate of 15,000,000 shares of New Local Bounti Common Stock for a purchase price of $150,000 thousand, of which $750 thousand were advanced to the Company prior to close on November 18, 2021.

At the close of the transaction on November 19, 2021, approximately $100,000 thousand was transferred to Local Bounti to fund operations.
Hamilton, MT Land Purchase
In October 2021, the Company purchased a
20
-acre
parcel of land adjacent to the existing Montana Facility for $450 thousand. The Company intends to use this parcel to provide office space to support employees working in Hamilton.
Restricted Stock Unit Grant
In November 2021, the Company granted certain employees an additional 452,848 time-vested restricted stock units. These restricted share units will vest over a four-year period.

15. Subsequent Events
Restricted Stock Grants
In January and March 2021, the Company granted 146,848 and 273,065 additional shares of nonvoting common stock in the form of Change in Control Restricted Stock to employees, respectively. Shares vest upon the consummation of a Change in Control or Qualified Public Offering, as defined by the agreement.
Short-Term Loan
In January 2021, the Company entered into a short-term loan agreement with First Interstate Bank to finance the general working capital for the Company. The loan has a principal balance of $500 thousand, bears interest at 5.25% per annum, and matures on April 2021. As of March 2021, this loan has been repaid in full.
Convertible Notes
During 2021, the Company entered into a series of identical long-term loans with various parties with a maturity date of February 8, 2023. The combined total principal balance is $26,050 thousand and bears interest at 8% per annum. The notes have a conversion feature that triggers upon the earliest of a Qualified Equity Financing or a Qualified SPAC Transaction, as defined by the agreement. Under a Qualified Equity Financing, the outstanding principal of the note automatically converts into the Company’s equity securities at a conversion price of cash price paid per share by 85%. Under a Qualified SPAC Transaction, the outstanding principal of the note automatically converts into a number of the Company’s common stock, at a conversion price equal to value of each share of common stock in the Qualified SPAC Transaction by 85%.
Term Loan
In March 2021, the Company entered into a long-term loan with Cargill Financial Services International, Inc. to finance the general working capital for the Company. The loan has a principal balance of up to $10,000 thousand and bears interest at 8% per annum with a maturity date of March, 22, 2022. The lender has 25% equity warrant coverage on the loan amount. The warrant to purchase shares entitles the lender to a number of shares totaling 25% of the principal amount of loan multiplied by 85% of the lowest cash price per share upon the earliest of a Qualified Equity Financing, Qualified SPAC Transaction, or an Acquisition, as defined by the agreement.
Washington Land Purchase
In June 2021, the Company purchased land in Washington state for $3,106 thousand to serve as the Company’s second CEA facility.
SPAC Transaction
On June 17, 2021, the Company entered into a business combination agreement to merge with Leo III and certain other affiliated entities through a series of transactions (the “Business Combination”). The Business Combination is subject to approval by the stockholders of Leo III and the Company and other customary closing conditions. The Business Combination is anticipated to be accounted for as a reverse capitalization in accordance with U.S. GAAP. In connection with the Business Combination, a subscription agreement was entered into between Leo III and various investors for proceeds of $125,000 thousand (the “PIPE Investment”). The PIPE Investment is conditioned upon the closing of the Business Combination. The proceeds of the PIPE Investment, together with the amounts remaining in Leo III trust account following the closing of the Business Combination, will be retained by the post-combination business.

LEO HOLDINGS III CORP [Member]
Subsequent Events
Note 7—Subsequent Events
On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
Subsequent to January 18, 2021, the Company borrowed approximately $112,701 under the Note.
Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to March 1, 2021, the date that the audited financial statements were available to be issued. Based upon this review, management did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statements.

Note 12—Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, except as disclosed in Note 2 and below.
The Company held an extraordinary general meeting of shareholders (the “extraordinary general meeting”) on November 16, 2021. At the extraordinary general meeting, the Company’s shareholders considered and adopted, among other matters, the merger agreement (See Note 1 for further detail).
On November 23, 2021, the Company consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger (the “merger agreement”) by and among Longleaf Merger Sub, Inc., a Delaware corporation (“Merger Sub 1”), Longleaf Merger Sub II, LLC (“Merger Sub 2”) and Legacy Local Bounti.(See Note 1 for further detail).